6. Intangible Assets (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets, gross	$ 16,353,666	$ 16,322,096	$ 435,000
Accumulated amortization	1,299,213	528,750	62,250
Net Book Value	15,054,453	15,793,346	369,750
Trade Names [Member]
Intangible assets, gross	340,000	340,000	0
Accumulated amortization	0	0	0
Net Book Value	340,000	340,000	0
Content provider and photographic agreements [Member]
Intangible assets, gross	400,000	400,000	400,000
Accumulated amortization	160,000	140,000	60,000
Net Book Value	240,000	260,000	340,000
Memorabilia Inventory [Member]
Intangible assets, gross		35,000	35,000
Accumulated amortization		12,250	5,250
Net Book Value		22,750	29,750
Copyright Image Library [Member]
Intangible assets, gross	4,100,000	4,100,000	0
Accumulated amortization	305,534	102,500	0
Net Book Value	3,794,466	3,997,500	0
Noncompete Agreements [Member]
Intangible assets, gross	90,000	90,000	0
Accumulated amortization	22,356	7,500	0
Net Book Value	67,644	82,500	0
Licensing Agreements [Member]
Intangible assets, gross	9,000,000	9,000,000	0
Accumulated amortization	447,123	150,000	0
Net Book Value	8,552,877	8,850,000	0
Customer Relationships [Member]
Intangible assets, gross	2,330,000	2,330,000	0
Accumulated amortization	347,266	116,500	0
Net Book Value	$ 1,982,734	$ 2,213,500	$ 0